Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of Initial Fixed $100 Investment Based On Total Stockholder Return	Net Loss (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	3,535,512	$7,098,257	$2,082,519	$2,577,896	$59.39	$(22,682)
2024	$3,175,240	$2,729,864	$1,379,914	$977,475	$35.31	$(51,745)
2023	$2,968,565	$395,236	$1,251,223	$596,326	$47.99	$(209,248)

Named Executive Officers, Footnote	For 2025, 2024 and 2023, Mr. Koenig served as our PEO. For 2025, Mr. Halladay and Mr. Harlow served as our Other NEOs. For 2024, Dr. Foody, Mr. Halladay, Mr. Looker, and Mr. Warren served as our Other NEOs. For 2023, Dr. Foody and Mr. Warren served as our Other NEOs.
PEO Total Compensation Amount	$ 3,535,512	$ 3,175,240	$ 2,968,565
PEO Actually Paid Compensation Amount	$ 7,098,257	2,729,864	395,236
Adjustment To PEO Compensation, Footnote	The 2025 Summary Compensation Table totals for the PEO for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Summary Compensation Table Total for PEO	Equity Award Adjustments for PEO (1)	Compensation Actually Paid to PEO
2025	$3,535,512	$3,562,745	$7,098,257
2024	$3,175,240	$(445,376)	$2,729,864
2023	$2,968,565	$(2,573,329)	$395,236

(1) Equity award adjustment amounts reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that fiscal year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior fiscal years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior fiscal years that vested during the listed fiscal year, less the fair value at the end of the prior fiscal year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Change from Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,044,004	$865,943	$672,502	$(19,704)	$—	$—	$3,562,745
2024	$110,338	$(328,101)	$56,545	$(284,158)	$—	$—	$(445,376)
2023	$(313,336)	$(1,348,054)	$(188,668)	$(723,271)	$—	$—	$(2,573,329)

Non-PEO NEO Average Total Compensation Amount	$ 2,082,519	1,379,914	1,251,223
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,577,896	977,475	596,326
Adjustment to Non-PEO NEO Compensation Footnote	The Average Summary Compensation Table totals for our Other NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

Year	Average Summary Compensation Table Total for Other NEOs	Equity Award Adjustments for Other NEOs (1)	Incremental Cost Adjustment for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs
2025	$2,082,519	$495,377	$—	$2,577,896
2024	$1,379,914	$(324,697)	$(77,742)	$977,475
2023	$1,251,223	$(654,897)	$—	$596,326

(1) Equity award adjustment amounts reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that fiscal year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior fiscal years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior fiscal years that vested during the listed fiscal year, less the fair value at the end of the prior fiscal year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate the fair values did not materially differ from those disclosed at the time of the grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Change from Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$257,593	$140,976	$95,208	$1,600	$—	$—	$495,377
2024	$(112,213)	$(47,710)	$17,080	$(55,691)	$(126,163)	$—	$(324,697)
2023	$(31,136)	$(405,132)	$(46,302)	$(172,327)	$—	$—	$(654,897)
	(2) Represents incremental fair value from the modification of equity awards in accordance with FASB ASC Topic 718 associated with termination of employment of Dr. Foody in 2024.
Compensation Actually Paid vs. Total Shareholder Return	The graph below reflects the relationship between our PEO and our average Other NEO compensation actually paid and cumulative TSR from 2023 to 2025:
Compensation Actually Paid vs. Net Income	The graph below reflects the relationship between our PEO and our average Other NEO compensation actually paid and net loss reported from 2023 to 2025:
Total Shareholder Return Amount	$ 59.39	35.31	47.99
Net Income (Loss)	$ (22,682,000)	$ (51,745,000)	$ (209,248,000)
PEO Name	Mr. Koenig	Mr. Koenig	Mr. Koenig
Additional 402(v) Disclosure	The dollar amounts reported are the amounts of total compensation reported for Mr. Koenig for each corresponding year in the “Total” column of the applicable "Summary Compensation Table." The dollar amounts reported are the average of the amounts of total compensation reported for our Other NEOs named in (a) for each corresponding year in the “Total” column of the applicable "Summary Compensation Table".Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2023, 2024 or 2025.The dollar amounts reported represent the amount of net income (loss) reflected in the audited financial statements for the applicable year.
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,562,745	$ (445,376)	$ (2,573,329)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,044,004	110,338	(313,336)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	865,943	(328,101)	(1,348,054)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	672,502	56,545	(188,668)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,704)	(284,158)	(723,271)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(77,742)	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	495,377	(324,697)	(654,897)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	257,593	(112,213)	(31,136)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,976	(47,710)	(405,132)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,208	17,080	(46,302)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,600	(55,691)	(172,327)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(126,163)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0